FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2006

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 3, 2006

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
67

Form 13F Information Table Value Total:
$622,143,930

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 March 31, 2006
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    15,952,318  3,430,606   x 3,430,606
AIRBRONE INC.		 COM	  9269101	    326,880	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     1,846,163     16,472   x    16,472
AMERICAN TEL & TEL       COM  030177109     1,432,332     52,971   x    52,971
ASTORIA FIN'L            COM   46265104       990,658     31,998   x    31,998
AUDIOVOX CORP.           COM   50757103    22,810,236  1,910,405   x 1,910,405
AUTOLIV			 COM	 52800109	  3,059,846	    54,080	 x   	54,080
BANK OF AMERICA          COM   60505104     3,013,655     66,176   x    66,176
BRISTOL MYERS SQUIBB     COM  110122108    28,051,697  1,139,850   x 1,139,850
CFS BANCORP              COM  12525D102     2,987,096    199,406   x   199,406
CITIGROUP, INC.          COM  172967101       846,787     17,929   x    17,929
CHEVRONTEXCO CORP.	 COM  166764100	  2,178,919	    37,587   x	37,587
COMCAST CL. A		 COM  20030N101     2,823,739    107,941   x   107,941
CNA FINANCIAL		 COM  126117100    23,269,213    730,817   x   730,817
DEVCON INT'L CORP.       COM  251588109	    160,000     16,000   x    16,000
DELMONTE FOODS		 COM  24522P103       308,977	    26,052	 x	26,052
DIME COMM.BANC.          COM  253922108     6,899,490    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     1,871,810     30,756   x    30,756
FIRST PLACE FIN'L        COM  33610T109       513,235     20,695   x    20,695
FIRST NIAGARA FIN'L	 COM	33582V108	 15,887,256	 1,083,715	 x 1,083,715
FLUSHING FINANCIAL CORP  COM  343873105    13,300,486    761,769   x   761,769
GATX CORP.               COM  361448103       202,486      4,904   x     4,904
HOLOGIC                  COM  436440101    54,017,504    975,926   x   975,926
HONEYWELL			 COM	438516106	  2,566,200	    60,000	 x	60,000
IBM                      COM  459200101     9,184,226    111,364   x   111,364
IDT CORP.                COM  448947101    21,556,170  1,968,600   x 1,968,600
IDT CORP. CL. B		 COM  448847309     1,487,309    134,355   x   134,355
KANSAS CITY SOUTHERN     COM  485170302	    833,131     33,730   x    33,730
KIRIN BREWERY LTD		 COM	497350306	    312,774	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     2,629,775    188,785   X   188,785
LANDMARK SVGS. BK.       COM  514928100     1,244,348     45,249   x    45,249
LUCENT TECH			 COM	549463107	     44,783     14,683	 x	14,683
MARITRANS INC.           COM  570363101    13,376,011    547,524   x   547,524
MARSHALL & ISLEY		 COM	571834100	    339,750	     7,796	 x	 7,796
MAXXAM CORP.             COM  577913106       456,235     14,038   x    14,038
MERCHANTS GROUP          COM  588539106     3,390,368    112,450   x   112,450
MERCK & CO.		       COM  589331107	 33,409,959    948,338   x   948,338
MERITOR SVGS BK PA       COM  590007100        82,272     17,800   x    17,800
MEDQUIST			 COM	584949101	  5,453,740	   402,490	 x   402,490
MEDCO HEALTH SOL.		 COM	58405U102	  1,310,510	    22,903   x	22,903
MONSANTO 			 COM	66166W101	  1,138,028	    13,428	 x	13,428
MOTOROLA                 COM  620076109       274,920     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    17,673,882    771,448   x   771,448
NEW YORK COMMUNITY BANC	 COM  649445103    62,448,315  3,564,402   x 3,564,402
NEW YORK MAGIC           COM  629484106    10,674,341    357,839   x   357,839
NEWMARKET GROUP	       COM	651587107	  1,318,576     27,707	 x	27,707
NORTH FORK BANC.         COM  659424205    22,461,013    779,085   x   779,085
NOVARTIS ADR             COM  66987V109    10,348,597    186,663   x   186,663
OLD REPUBLIC             COM  680223104    23,815,072  1,091,433   x 1,091,433
PHI INC. NON-VOTE        COM  716604202     2,559,384     69,700   x    69,700
PAYLESS SHOESOURCE	 COM	704379106	  8,799,832	   384,440	 x   384,440
PFIZER INC.              COM  717081103     8,195,445    328,870   x   328,870
PROVIDENT BANCORP        COM  74383A109    14,571,873  1,123,506   x 1,123,506
QUESTAR CORP.            COM  748356102       581,415      8,300   x     8,300
SCHERING PLOUGH		 COM  806605101    33,503,919	 1,764,293	 x 1,764,293
SEABOARD CORP.           COM  811543107    34,977,142     21,943   x    21,943
SLM CORP.			 COM	78443P106	    547,967	    10,550   x	10,550
ST. PAUL COMPANIES       COM  792860108    12,770,537    305,588   x   305,588
SYMS CORP                COM  871551107     6,165,000    411,000   x   411,000
TCF FIN'L                COM  872275102       658,273     25,564   x    25,564
TEMPLE INLAND            COM  879868107       594,458     13,344   x    13,344
THREE COM		       COM  885535104	 20,530,842  4,009,930   x 4,009,930
USEC INC.                COM  90333E108     5,051,677    419,226   x   419,226
USB HOLDINGS		 COM	902910108	  1,962,471	    85,548	 x	85,548
VIVENDI UNIVERSAL	       COM  92851S204	  1,358,971     39,736   x	39,736
VOLVO                    COM  928856400       959,207     20,575   x    20,575
WYETH                    COM  983024100    17,774,429    366,332   x   366,332

TOTALS                                    622,143,930 32,109,841    32,109,841